Reconciliation of Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 115,278	$ 121,464
Changes in liabilities arising from financing activities [abstract]
Repayments	(58,832)	(123,561)
Proceeds	61,385	102,706
Total cash flow	2,553	(20,855)
Business acquisition (note 4)	11,748	13,455
Contingent consideration adjustment (note 20)	(2,088)	(4,312)
Amortization of finance costs	190	242
Interest accretion on balances of purchase price payable	1,186	675
Impacts of foreign exchange	(2,082)	4,609
Total non-cash	8,954	14,669
Ending balance (a)	126,785	115,278
Current portion of contingent consideration	3,185	0
Contingent consideration
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,359	4,082
Changes in liabilities arising from financing activities [abstract]
Repayments	0	0
Proceeds	0	0
Total cash flow	0	0
Business acquisition (note 4)	2,534	5,104
Contingent consideration adjustment (note 20)	(2,088)	(4,312)
Amortization of finance costs	0	0
Interest accretion on balances of purchase price payable	0	256
Impacts of foreign exchange	84	229
Total non-cash	530	1,277
Ending balance (a)		5,359
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	109,919	117,382
Changes in liabilities arising from financing activities [abstract]
Repayments	(58,832)	(123,561)
Proceeds	61,385	102,706
Total cash flow	2,553	(20,855)
Business acquisition (note 4)	9,214	8,351
Contingent consideration adjustment (note 20)	0	0
Amortization of finance costs	190	242
Interest accretion on balances of purchase price payable	1,186	419
Impacts of foreign exchange	(2,166)	4,380
Total non-cash	8,424	13,392
Ending balance (a)	$ 120,896	$ 109,919